Issued Capital (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital [line items]
Beginning of the year	$ 143,910,328
Movement during the year (in shares)	326,945,962
Movement during the year	$ 12,722,308
End of the year	$ 156,632,636	$ 143,910,328
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance (in shares)	533,891,470	533,891,470	533,891,470
Beginning of the year	$ 143,910,328	$ 144,018,006	$ 144,177,570
Movement during the year (in shares)	326,945,962
Movement during the year	$ 12,722,308	$ (107,678)	$ (159,564)	$ (16,500)
Balance (in shares)	860,837,432	533,891,470	533,891,470	533,891,470
End of the year	$ 156,632,636	$ 143,910,328	$ 144,018,006	$ 144,177,570